CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020
STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Profit for the year	£ 4,794		£ 5,202	£ 1,466
Post-retirement defined benefit scheme remeasurements:
Remeasurements before tax	(3,012)		1,720	138
Tax	860		(658)	(25)
Other comprehensive income, net of tax, gains (losses) on remeasurements of defined benefit plans	(2,152)		1,062	113
Movements in revaluation reserve in respect of equity shares held at fair value through other comprehensive income:
Change in fair value	0		0	0
Tax	(1)		1	(16)
Other comprehensive income, net of tax, gains (losses) from investments in equity instruments	(1)		1	(16)
Gains and losses attributable to own credit risk:
Gains (losses) before tax	519		(86)	(75)
Tax	(155)		34	20
Gains (losses) attributable to own credit risk after tax	364		(52)	(55)
Movements in revaluation reserve in respect of debt securities held at fair value through other comprehensive income:
Change in fair value	(132)		137	46
Income statement transfers in respect of disposals	76		116	(145)
Income statement transfers in respect of impairment	6		(2)	5
Tax	19		(55)	74
Other comprehensive income, net of tax, financial assets measured at fair value through other comprehensive income	(31)		196	(20)
Movements in cash flow hedging reserve:
Effective portion of changes in fair value taken to other comprehensive income	(6,520)		(2,138)	709
Net income statement transfers	(1)		(584)	(727)
Tax	1,804		764	(31)
Other comprehensive income, net of tax, cash flow hedges	(4,717)		(1,958)	(49)
Movements in foreign currency translation reserve:
Currency translation differences (tax: £nil)	91		(19)	0
Transfers to income statement (tax: £nil)	0		0	0
Increase (decrease) through foreign exchange and other movements, financial assets	91		(19)	0
Total other comprehensive (loss) income	(6,446)		(770)	(27)
Total comprehensive (loss) income for the year	(1,652)	[1]	4,432	1,439
Total comprehensive (loss) income attributable to ordinary shareholders	(1,918)		4,056	996
Total comprehensive income attributable to other equity holders	241		344	417
Total comprehensive (loss) income attributable to equity holders	(1,677)		4,400	1,413
Total comprehensive income attributable to non-controlling interests	£ 25		£ 32	£ 26

[1]	Total comprehensive income attributable to owners of the parent was a deficit of £1,677 million (2021: surplus of £4,400 million; 2020: surplus of £1,413 million).